INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES (Details 2)
Deferred income tax assets	$ 4,341	$ 4,249
Deferred income tax liabilities	(6,122)	(5,618)
Total deferred income tax assets and liabilities	$ (1,781)	$ (1,369)